Registration No. 333-16881

File No. 811-04797

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

Oppenheimer Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 11, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of January 2018.

Oppenheimer Equity Income Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the Board of Trustees	January 11, 2019
Brian F. Wruble

Arthur P. Steinmetz*	Trustee, President and Principal Executive	January 11, 2019
Arthur P. Steinmetz	Officer

Brian S. Petersen*	Treasurer, Principal Financial & Accounting	January 11, 2019
Brian S. Petersen	Officer

Beth Ann Brown*	Trustee	January 11, 2019
Beth Ann Brown

Edmund P. Giambastiani, Jr.*	Trustee	January 11, 2019
Edmund P. Giambastiani, Jr.

Elizabeth Krentzman*	Trustee	January 11, 2019
Elizabeth Krentzman

Mary F. Miller*	Trustee	January 11, 2019
Mary F. Miller

Joel W. Motley*	Trustee	January 11, 2019
Joel W. Motley

Joanne Pace*	Trustee	January 11, 2019
Joanne Pace

Daniel S. Vandivort*	Trustee	January 11, 2019
Daniel S. Vandivort

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document